Stock-based compensation - Weighted Average Assumptions of Stock Options Granted (Details) - year	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Share Based Payment Arrangements [Abstract]
Expected volatility	63.64%	52.22%
Risk-free interest rate	3.85%	3.05%
Expected option life	3.8	3.92
Expected dividend yield	0.00%	0.00%
Forfeiture rate	29.53%	26.55%